Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets	$ 1,227,995	$ 388,006	$ 447,036	[1]
Prepayments to Vendors [Member]
Prepaid expenses and other current assets	881,024	295,448	351,408
Employee Receivables [Member]
Prepaid expenses and other current assets		6,203	3,571
Prepaid Local Taxes [Member]
Prepaid expenses and other current assets		1,015	16,385
Prepaid and Refundable Income Taxes [Member]
Prepaid expenses and other current assets	1,262	33,435	30,879
Prepaid Insurance [Member]
Prepaid expenses and other current assets	122,832
Prepaid Licenses and Other [Member]
Prepaid expenses and other current assets	$ 222,877	$ 51,905	$ 44,793

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.